UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09891
BNY Mellon Opportunity Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
09/30
Date of reporting period:
09/30/24
ITEM 1 - Reports to Stockholders
BNY Mellon Natural Resources Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class A – DNLAX
This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.16%
How
did
the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s

  Class
  A shares returned 3.42%.
  In comparison, the S&P Global Natural Resources Index (the "Index") returned 7.65% for the same period
  .
What affected the Fund’s performance?
  Natural resource equities were volatile over the reporting period as central ban ks sta
  rted cutting interest rates and geopolitical tensions grew. Gold prices rose, pushing the Index higher.
  Positive contributors to relative returns included underweight exposure and stock selection in the integrated oil sector, and exposure to copper, uranium and gold in metals & mining and precious metals.
  Detractors included overweight exposure to energy services, as well as underweight exposure and stock selection in agriculture.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from O
ct
ober 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 1500
®
Index (a broad-based index) and S&P Global Natural Resources Index on 9/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETU
RN
S (AS OF 9/30/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	-2.53%	16.97%	7.33%
without Sales Charge	3.42%	18.37%	7.96%
S&P 1500 ® Index (broad-based index) *	35.54%	15.59%	13.12%
S&P Global Natural Resources Index	7.65%	10.51%	5.71%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS
O
F 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,413	43	$ 9,893,699	103.94%

Portfolio Holdings (as of
9
/
3
0/
24
)
Top Ten Holdings (Based
o
n
Net
A
ss
ets)
*
* Excludes m
oney
market funds or other short-term securities held for the investment of cash
and
cash collateral for securities loaned,
if
any.
Sector Allocation (Based
on
Net
A
s
sets
)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6006AR0924

BNY Mellon Natural Resources Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class C – DLDCX
This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 190	1.87%
How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s

  Class C shares returned 2.71%.
  In comparison, the S&P Global Natural Resources Index (the "Index") returned 7.65% for the same period.
What affected the Fund’s performance?
  Natural resource equities were volatile over the reporting period as central banks started cutting interest rates and geopolitical tensions grew. Gold prices rose, pushing the Index higher.
  Positive contributors to relative returns included underweight exposure and stock selection in the integrated oil sector, and exposure to copper, uranium and gold in metals & mining and precious metals.
  Detractors included overweight exposure to energy services, as well as underweight exposure and stock selection in agriculture.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
 The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 1500
®
Index (a broad-based index) and S&P Global Natural Resources Index on 9/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	1.81%	**	17.52%	7.19%
without Deferred Sales Charge	2.71%		17.52%	7.19%
S&P 1500 ® Index (broad-based index) *	35.54%		15.59%	13.12%
S&P Global Natural Resources Index	7.65%		10.51%	5.71%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,413	43	$ 9,893,699	103.94%

Portfolio Holdings (as of 9/30/
24
)
Top Ten Holdings (Based on Net
Assets
)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if
any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6008AR0924

BNY Mellon Natural Resources Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class I – DLDRX
This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.89%
How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s

  Class I shares returned 3.71%.
  In comparison, the S&P Global Natural Resources Index (the "Index") returned 7.65% for the same period.
What affected the Fund’s performance?
  Natural resource equities were volatile over the reporting period as central banks started cutting interest rates and geopolitical tensions grew. Gold prices rose, pushing the Index higher.
  Positive contributors to relative returns included underweight exposure and stock selection in the integrated oil sector, and exposure to copper, uranium and gold in metals & mining and precious metals.
  Detractors included overweight exposure to energy services, as well as underweight exposure and stock selection in agriculture.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 1500
®
Index (a broad-based index) and S&P Global Natural Resources Index on 9/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	3.71%	18.67%	8.25%
S&P 1500 ® Index (broad-based index) *	35.54%	15.59%	13.12%
S&P Global Natural Resources Index	7.65%	10.51%	5.71%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,413	43	$ 9,893,699	103.94%

Portfolio Holdings (as of
9/30/24
)
Top Ten Holdings (Based on Net
Assets
)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6009AR0924

BNY Mellon Natural Resources Fund
ANNUAL
SHAREHOLDER
REPORT
September 30, 2024
Class Y – DLDYX
This annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 82	0.80%
How did the Fund perform last year?
  For the 12-month period ended September 30, 2024, the Fund’s

  Class Y shares returned 3.80%.
  In comparison, the S&P Global Natural Resources Index (the "Index") returned 7.65% for the same period.
What affected the Fund’s performance?
  Natural resource equities were volatile over the reporting period as central banks started cutting interest rates and geopolitical tensions grew. Gold prices rose, pushing the Index higher.
  Positive contributors to relative returns included underweight exposure and stock selection in the integrated oil sector, and exposure to copper, uranium and gold in metals & mining and precious metals.
  Detractors included overweight exposure to energy services, as well as underweight exposure and stock selection in agriculture.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from October 1, 2014 through September 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 1500
®
Index (a broad-based index) and S&P Global Natural Resources Index on 9/30/2014. The performance shown is for years ended 9/30 and takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	3.80%	18.79%	8.35%
S&P 1500 ® Index (broad-based index) *	35.54%	15.59%	13.12%
S&P Global Natural Resources Index	7.65%	10.51%	5.71%
*
In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.

Periods prior to the inception date of the Fund's Class Y shares (9/1/2015) reflect the performance of the Fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results.
For more current information visit
bny.com/investments/literaturecenter
.
KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,413	43	$ 9,893,699	103.94%
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0007AR0924

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,261 in 2023 and $36,986 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,377 in 2023 and $10,960 in 2024. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2023 and $4,763 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $6,737 in 2023 and $7,082 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $688 in 2023 and $827 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,797,238 in 2023 and $1,591,639 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Natural Resources Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2024

Class	Ticker
A	DNLAX
C	DLDCX
I	DLDRX
Y	DLDYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Natural Resources Fund
Statement of Investments
September 30, 2024

Description	Shares	Value ($)
Common Stocks — 99.6%
Agricultural & Farm Machinery — 1.3%
Deere & Co. (a)	44,598	18,612,083
Agricultural Products & Services — 4.1%
Darling Ingredients, Inc. (b)	1,564,749	58,146,073
Coal & Consumable Fuels — 4.1%
Cameco Corp. (a)	1,197,124	57,174,642
Commodity Chemicals — .7%
Tronox Holdings PLC	706,787	10,340,294
Construction & Engineering — 1.0%
Fluor Corp. (b)	283,097	13,506,558
Copper — 8.9%
Capstone Copper Corp. (b)	7,489,308	58,587,659
Freeport-McMoRan, Inc.	1,344,846	67,134,712
		125,722,371
Diversified Metals & Mining — 7.0%
Anglo American PLC	936,210	30,402,966
Ivanhoe Mines Ltd., Cl. A (b)	1,040,234	15,475,255
South32 Ltd. (a)	6,604,857	17,214,830
Teck Resources Ltd., Cl. B	678,505	35,445,101
		98,538,152
Fertilizers & Agricultural Chemicals — 4.6%
CF Industries Holdings, Inc.	175,384	15,047,947
Corteva, Inc.	432,921	25,451,426
FMC Corp.	380,781	25,108,699
		65,608,072
Gold — 6.6%
Alamos Gold, Inc., Cl. A	693,803	13,825,273
Newmont Corp.	1,228,888	65,684,064
Royal Gold, Inc. (a)	95,908	13,455,892
		92,965,229
Heavy Electrical Equipment — .9%
GE Vernova, Inc. (b)	51,938	13,243,151
Integrated Oil & Gas — 3.7%
Occidental Petroleum Corp.	1,019,399	52,539,824
Marine Transportation — 1.2%
Star Bulk Carriers Corp.	735,385	17,421,271
Metal, Glass & Plastic Containers — 1.5%
Crown Holdings, Inc.	222,162	21,300,893
Oil & Gas Drilling — 1.4%
Transocean Ltd. (a),(b)	4,626,167	19,661,210
Oil & Gas Equipment & Services — 7.2%
NOV, Inc.	3,436,677	54,883,732
Schlumberger NV	1,129,253	47,372,163
		102,255,895
Oil & Gas Exploration & Production — 24.7%
Antero Resources Corp. (b)	2,240,068	64,177,948
ConocoPhillips (a)	507,628	53,443,076
Crescent Energy Co., Cl. A	2,315,407	25,353,707
Diamondback Energy, Inc.	373,837	64,449,499

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Oil & Gas Exploration & Production — 24.7% (continued)
EQT Corp. (a)	1,801,631	66,011,760
Expand Energy Corp. (a)	165,786	13,635,898
Permian Resources Corp.	4,559,253	62,051,433
		349,123,321
Oil & Gas Refining & Marketing — 10.0%
Marathon Petroleum Corp. (a)	289,934	47,233,148
Phillips 66	469,481	61,713,277
Valero Energy Corp. (a)	236,871	31,984,691
		140,931,116
Packaged Foods & Meats — .9%
Tyson Foods, Inc., Cl. A	218,257	12,999,387
Paper & Plastic Packaging Products & Materials — 4.6%
International Paper Co.	1,324,308	64,692,446
Silver — 1.4%
Pan American Silver Corp.	939,878	19,625,239
Specialty Chemicals — .6%
DuPont de Nemours, Inc.	87,214	7,771,639
Steel — 3.2%
ArcelorMittal SA (a)	650,277	17,076,274
Cleveland-Cliffs, Inc. (a),(b)	1,691,926	21,605,895
Nucor Corp.	44,835	6,740,494
		45,422,663
Total Common Stocks (cost $1,246,132,805)		1,407,601,529

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,733,301)	4.95	1,733,301	1,733,301
Investment of Cash Collateral for Securities Loaned — 2.4%
Registered Investment Companies — 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $34,174,020)	4.95	34,174,020	34,174,020
Total Investments (cost $1,282,040,126)		102.1%	1,443,508,850
Liabilities, Less Cash and Receivables		(2.1%)	(30,051,349)
Net Assets		100.0%	1,413,457,501

(a)
Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $201,627,895 and the value of the collateral was
$207,768,923, consisting of cash collateral of $34,174,020 and U.S. Government & Agency securities valued at $173,594,903.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2023	Purchases ($)†	Sales ($)	Value ($) 9/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	22,380,613	682,700,867	(703,348,179)	1,733,301	1,047,692
Investment of Cash Collateral for Securities Loaned - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.4%	26,012,588	510,503,186	(502,341,754)	34,174,020	153,667††
Total - 2.5%	48,393,201	1,193,204,053	(1,205,689,933)	35,907,321	1,201,359

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $201,627,895)—Note 1(c):
Unaffiliated issuers	1,246,132,805	1,407,601,529
Affiliated issuers	35,907,321	35,907,321
Receivable for investment securities sold		25,346,938
Receivable for shares of Beneficial Interest subscribed		1,456,901
Dividends and securities lending income receivable		1,389,212
Tax reclaim receivable—Note 1(b)		415,173
Prepaid expenses		95,943
		1,472,213,017
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		920,144
Cash overdraft due to Custodian denominated in foreign currency	4,282,690	4,263,175
Liability for securities on loan—Note 1(c)		34,174,020
Payable for investment securities purchased		17,938,775
Payable for shares of Beneficial Interest redeemed		1,180,993
Trustees’ fees and expenses payable		7,714
Interest payable—Note 2		2,811
Other accrued expenses		267,884
		58,755,516
Net Assets ($)		1,413,457,501
Composition of Net Assets ($):
Paid-in capital		1,208,060,227
Total distributable earnings (loss)		205,397,274
Net Assets ($)		1,413,457,501

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	153,630,662	27,293,779	1,178,834,140	53,698,920
Shares Outstanding	3,218,447	643,117	23,753,563	1,080,609
Net Asset Value Per Share ($)	47.73	42.44	49.63	49.69
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended September 30, 2024

Investment Income ($):
Income:
Cash dividends (net of $750,304 foreign taxes withheld at source):
Unaffiliated issuers	27,556,275
Affiliated issuers	1,047,692
Income from securities lending—Note 1(c)	153,667
Total Income	28,757,634
Expenses:
Management fee—Note 3(a)	9,893,699
Shareholder servicing costs—Note 3(c)	1,609,696
Distribution fees—Note 3(b)	220,952
Registration fees	210,888
Prospectus and shareholders’ reports	129,856
Professional fees	100,106
Trustees’ fees and expenses—Note 3(d)	65,956
Custodian fees—Note 3(c)	58,609
Loan commitment fees—Note 2	32,836
Chief Compliance Officer fees—Note 3(c)	21,520
Interest expense—Note 2	16,768
Miscellaneous	39,050
Total Expenses	12,399,936
Less—reduction in fees due to earnings credits—Note 3(c)	(13,426)
Net Expenses	12,386,510
Net Investment Income	16,371,124
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	78,786,213
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(47,017,272)
Net Realized and Unrealized Gain (Loss) on Investments	31,768,941
Net Increase in Net Assets Resulting from Operations	48,140,065
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
Operations ($):
Net investment income	16,371,124	18,538,739
Net realized gain (loss) on investments	78,786,213	66,636,456
Net change in unrealized appreciation (depreciation) on investments	(47,017,272)	100,467,233
Net Increase (Decrease) in Net Assets Resulting from Operations	48,140,065	185,642,428
Distributions ($):
Distributions to shareholders:
Class A	(18,587,063)	(19,251,359)
Class C	(3,720,519)	(2,934,353)
Class I	(95,188,244)	(67,057,959)
Class Y	(6,145,327)	(5,480,204)
Total Distributions	(123,641,153)	(94,723,875)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	57,870,983	126,717,008
Class C	4,583,587	12,022,999
Class I	775,431,840	674,570,189
Class Y	30,383,801	35,272,991
Distributions reinvested:
Class A	17,486,811	18,001,964
Class C	2,769,271	1,946,571
Class I	88,939,341	60,585,278
Class Y	5,571,477	4,876,382
Cost of shares redeemed:
Class A	(85,735,193)	(149,903,564)
Class C	(11,226,571)	(8,783,127)
Class I	(596,801,259)	(476,491,685)
Class Y	(36,296,634)	(33,973,738)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	252,977,454	264,841,268
Total Increase (Decrease) in Net Assets	177,476,366	355,759,821
Net Assets ($)
Beginning of Period	1,235,981,135	880,221,314
End of Period	1,413,457,501	1,235,981,135

	Year Ended September 30,
	2024	2023
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	1,232,862	2,425,905
Shares issued for distributions reinvested	419,952	352,634
Shares redeemed	(1,869,293)	(2,979,932)
Net Increase (Decrease) in Shares Outstanding	(216,479)	(201,393)
Class C(a)
Shares sold	110,946	257,206
Shares issued for distributions reinvested	74,363	42,034
Shares redeemed	(271,853)	(189,662)
Net Increase (Decrease) in Shares Outstanding	(86,544)	109,578
Class I(b)
Shares sold	16,421,026	12,796,966
Shares issued for distributions reinvested	2,058,781	1,148,101
Shares redeemed	(12,482,124)	(9,121,914)
Net Increase (Decrease) in Shares Outstanding	5,997,683	4,823,153
Class Y
Shares sold	621,509	663,428
Shares issued for distributions reinvested	128,909	92,356
Shares redeemed	(745,077)	(653,074)
Net Increase (Decrease) in Shares Outstanding	5,341	102,710

(a)	During the period ended September 30, 2024, 33 Class C shares representing $1,460 were automatically converted to 30 Class A shares.
(b)
During the period ended September 30, 2024, 14,452 Class A shares representing $630,595 were exchanged for 13,918 Class I shares and during the period ended
September 30, 2023, 1,389 Class A shares representing $61,165 were exchanged for 1,340 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended September 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	52.38	47.45	39.02	25.18	27.79
Investment Operations:
Net investment income(a)	.46	.73	.86	.45	.30
Net realized and unrealized gain (loss) on investments	.50	9.10	9.63	13.67	(2.33)
Total from Investment Operations	.96	9.83	10.49	14.12	(2.03)
Distributions:
Dividends from net investment income	(1.04)	(.68 )	(.49 )	(.28 )	(.58 )
Dividends from net realized gain on investments	(4.57)	(4.22)	(1.57)	-	-
Total Distributions	(5.61)	(4.90)	(2.06)	(.28 )	(.58 )
Net asset value, end of period	47.73	52.38	47.45	39.02	25.18
Total Return (%)(b)	3.42	20.99	28.32	56.46	(7.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16	1.15	1.14	1.20	1.26
Ratio of net expenses to average net assets	1.16	1.15	1.14	1.20	1.26
Ratio of net investment income to average net assets	.98	1.41	1.75	1.28	1.17
Portfolio Turnover Rate	103.94	89.32	76.19	99.02	76.09
Net Assets, end of period ($ x 1,000)	153,631	179,911	172,540	83,204	41,605

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended September 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	47.23	43.21	35.73	23.15	25.52
Investment Operations:
Net investment income(a)	.12	.31	.43	.17	.09
Net realized and unrealized gain (loss) on investments	.41	8.28	8.86	12.59	(2.14)
Total from Investment Operations	.53	8.59	9.29	12.76	(2.05)
Distributions:
Dividends from net investment income	(.75 )	(.35 )	(.24 )	(.18 )	(.32 )
Dividends from net realized gain on investments	(4.57)	(4.22)	(1.57)	-	-
Total Distributions	(5.32)	(4.57)	(1.81)	(.18 )	(.32 )
Net asset value, end of period	42.44	47.23	43.21	35.73	23.15
Total Return (%)(b)	2.71	20.11	27.37	55.36	(8.15)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87	1.87	1.87	1.91	1.98
Ratio of net expenses to average net assets	1.87	1.87	1.87	1.91	1.98
Ratio of net investment income to average net assets	.27	.67	.96	.52	.40
Portfolio Turnover Rate	103.94	89.32	76.19	99.02	76.09
Net Assets, end of period ($ x 1,000)	27,294	34,465	26,796	15,790	8,702

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	54.25	48.96	40.19	25.92	28.59
Investment Operations:
Net investment income(a)	.64	.88	.97	.53	.38
Net realized and unrealized gain (loss) on investments	.50	9.40	9.93	14.10	(2.39)
Total from Investment Operations	1.14	10.28	10.90	14.63	(2.01)
Distributions:
Dividends from net investment income	(1.19)	(.77 )	(.56 )	(.36 )	(.66 )
Dividends from net realized gain on investments	(4.57)	(4.22)	(1.57)	-	-
Total Distributions	(5.76)	(4.99)	(2.13)	(.36 )	(.66 )
Net asset value, end of period	49.63	54.25	48.96	40.19	25.92
Total Return (%)	3.71	21.27	28.58	56.88	(7.23)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89	.90	.91	.96	1.00
Ratio of net expenses to average net assets	.89	.90	.91	.96	1.00
Ratio of net investment income to average net assets	1.30	1.65	1.94	1.48	1.44
Portfolio Turnover Rate	103.94	89.32	76.19	99.02	76.09
Net Assets, end of period ($ x 1,000)	1,178,834	963,187	633,212	355,451	218,549

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended September 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	54.33	49.02	40.23	25.94	28.63
Investment Operations:
Net investment income(a)	.67	.93	1.10	.61	.40
Net realized and unrealized gain (loss) on investments	.51	9.41	9.85	14.07	(2.39)
Total from Investment Operations	1.18	10.34	10.95	14.68	(1.99)
Distributions:
Dividends from net investment income	(1.25)	(.81 )	(.59 )	(.39 )	(.70 )
Dividends from net realized gain on investments	(4.57)	(4.22)	(1.57)	-	-
Total Distributions	(5.82)	(5.03)	(2.16)	(.39 )	(.70 )
Net asset value, end of period	49.69	54.33	49.02	40.23	25.94
Total Return (%)	3.80	21.40	28.73	57.02	(7.14)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.80	.82	.85	.87
Ratio of net expenses to average net assets	.80	.80	.82	.85	.87
Ratio of net investment income to average net assets	1.36	1.74	2.16	1.63	1.52
Portfolio Turnover Rate	103.94	89.32	76.19	99.02	76.09
Net Assets, end of period ($ x 1,000)	53,699	58,418	47,674	16,205	6,592

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Natural Resources Fund (the “fund”) is the sole series of BNY Mellon Opportunity Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,407,601,529	—	—	1,407,601,529
Investment Companies	35,907,321	—	—	35,907,321

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended September 30, 2024, BNY earned $20,950 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of September 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	201,627,895	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	201,627,895	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(201,627,895)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such

NOTES TO FINANCIAL STATEMENTS (continued)
risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Natural Resources Sector Risk: Investments in the natural resources and related sectors may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors.
Securities of companies within specific natural resources sectors can perform differently than the overall market.  This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector.  Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments which affect those sectors emphasized by the fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At September 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $14,196,976, undistributed capital gains $41,588,412 and unrealized appreciation $149,611,886.
The tax character of distributions paid to shareholders during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows: ordinary income $28,039,321 and $14,100,078, and long-term capital gains $95,601,832 and $80,623,797, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended September 30, 2024, the fund was charged $16,768 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended September 30, 2024 was approximately $264,754 with a related weighted average annualized interest rate of 6.33%.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended September 30, 2024, the Distributor retained $7,977 from commissions earned on sales of the fund’s Class A shares and $8,393 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended September 30, 2024, Class C shares were charged $220,952 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2024, Class A and Class C shares were charged $393,040 and $73,651, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2024, the fund was charged $30,123 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $13,426.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2024, the fund was charged $58,609 pursuant to the custody agreement.
During the period ended September 30, 2024, the fund was charged $21,520 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $845,902, Distribution Plan fees of $16,383, Shareholder Services Plan fees of $36,330, Custodian fees of $12,000, Chief Compliance Officer fees of $4,461 and Transfer Agent fees of $5,068.
(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2024, amounted to $1,540,061,335 and $1,373,173,644, respectively.
At September 30, 2024, the cost of investments for federal income tax purposes was $1,293,929,354; accordingly, accumulated net unrealized appreciation on investments was $149,579,496, consisting of $205,671,655 gross unrealized appreciation and $56,092,159 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Natural Resources Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Natural Resources Fund (the “Fund”) (the sole fund constituting BNY Mellon Opportunity Funds) (the “Trust”)), including the statement of investments, as of September 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Opportunity Funds) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
November 22, 2024

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 57.12% of the ordinary dividends paid during the fiscal year ended September 30, 2024 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $27,188,482 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $4.43 per shares as a long-term capital gain distribution and $.1408 per share as a short-term capital gain distribution paid December 6, 2023.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees held on August 14-15, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of an institutional natural resources fund and a group of institutional global natural resources funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional natural resources funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional natural resources funds and global natural resources funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for each period and was below the Performance Universe median for each period, except for the five- and ten-year periods when the fund’s total return performance was above the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board also noted that the fund had a five-star overall rating from Morningstar, a five-star rating for the three- and five-year periods and a four-star rating for the ten-year period based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2024 BNY Mellon Securities Corporation
Code-6006NCSRAR0924

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: November 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: November 19, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: November 19, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)